Note Stock-based compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock Option Plan Expense	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.
Adjustments To Additional Paid In Capital Sharebased Compensation And Exercise Of Stock Options	$ 169,000	414,000
Employee Stock Option
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	$ 7,500,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition	2 years 4 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	0	0
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	$ 0	$ 0
Restricted Stock Units (RSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Nonrecognized Windfall	200,000
Windfall Net Of Shortfall	$ 400,000
Restricted Stock Units (RSUs) | TARP Interim Final Rule
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The restricted shares granted, consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule, vest in two years from grant date.
Restricted Stock Units (RSUs) | Executive Officers
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	231,830	365,831	229,131
Restricted Stock Expense	$ 10,700,000	$ 6,800,000	$ 5,300,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	1,600,000	$ 1,100,000	$ 1,700,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	$ 8,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on 2014 and thereafter was modified as follows, the first part ratably over four years commencing at the date of the grant and the second part is vested at termination of employment after attainment the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The four year vesting part is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	$ 7,400,000
Restricted Stock Units (RSUs) | Executive Officers | TARP Interim Final Rule
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	0	162,332	165,304
Restricted Stock Units (RSUs) | Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	22,119	23,135	20,930
Restricted Stock Expense	$ 500,000	$ 500,000	$ 500,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	77,000	$ 57,000	$ 200,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	$ 700,000
Performance Based Shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	0	0	0
Performance Based Shares | Executive Officers
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	91,984
Restricted Stock Expense	$ 2,200,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	$ 200,000